Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 133,728,570.00
Previously Paid Amount	11,080.75
Total Fee Amount	18,467.92
Net Fee	$ 7,387.17